Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and other revenue
Asset servicing fees	$ 4,563	$ 4,608	$ 4,383
Clearing services fees	1,648	1,616	1,598
Issuer services fees	1,130	1,099	977
Treasury services fees	559	554	557
Total investment services fees	7,900	7,877	7,515
Investment management and performance fees	3,389	3,647	3,539
Foreign exchange and other trading revenue	654	732	668
Financing-related fees	196	207	216
Distribution and servicing	129	139	160
Investment and other income	968	240	64
Total fee revenue	13,236	12,842	12,162
Net securities (losses) gains — including other-than-temporary impairment	(17)	(47)	6
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)	1	1	3
Total net securities (losses) gains	(18)	(48)	3
Total fee and other revenue	13,218	12,794	12,165
Operations of consolidated investment management funds
Investment income (loss)	57	(12)	74
Interest of investment management fund note holders	1	1	4
Income (loss) from consolidated investment management funds	56	(13)	70
Net interest revenue
Interest revenue	7,548	6,432	4,382
Interest expense	4,360	2,821	1,074
Net interest revenue	3,188	3,611	3,308
Total revenue	16,462	16,392	15,543
Provision for credit losses	(25)	(11)	(24)
Noninterest expense
Staff	6,063	6,145	6,033
Professional, legal and other purchased services	1,345	1,334	1,276
Software and equipment	1,222	1,062	985
Net occupancy	564	630	570
Sub-custodian and clearing	450	450	414
Distribution and servicing	374	406	419
Business development	213	228	229
Bank assessment charges	125	170	220
Amortization of intangible assets	117	180	209
Other	427	606	602
Total noninterest expense	10,900	11,211	10,957
Income
Income before income taxes	5,587	5,192	4,610
Provision for income taxes	1,120	938	496
Net income	4,467	4,254	4,114
Net (income) loss attributable to noncontrolling interests (includes $(26), $12 and $(33) related to consolidated investment management funds, respectively)	(26)	12	(24)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,441	4,266	4,090
Preferred stock dividends	(169)	(169)	(175)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,272	4,097	3,915
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,272	4,097	3,915
Less: Earnings allocated to participating securities	18	27	43
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share	$ 4,254	$ 4,070	$ 3,872
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)	939,623	1,002,922	1,034,281
Common stock equivalents	5,087	6,801	13,030
Less: Participating securities	(1,601)	(2,582)	(7,021)
Diluted (shares)	943,109	1,007,141	1,040,290
Anti-dilutive securities (shares)	4,014	6,804	12,383
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)	$ 4.53	$ 4.06	$ 3.74
Diluted (usd per share)	$ 4.51	$ 4.04	$ 3.72